Supplement Dated September 3, 2015
To The Prospectus Dated February 27, 2015, as Supplemented

Curian Series Trust®

Please note that all changes are effective September 2, 2015, unless otherwise noted below.

In the section entitled "Management of the Trust – Sub-Advisory Arrangements" on page 36 of the prospectus, please delete the row in the sub-advisory fee table for the Curian/PIMCO Total Return Fund in its entirety, and please replace it with the following row:

Fund	Assets	Fees
Curian/PIMCO Total Return Fund[1]	$0 to $1 billion Amounts over $1billion	0.25% 0.20%

In the section entitled "Management of the Trust—Sub-Advisory Arrangements" on page 36 of the prospectus, please delete Footnote 1 to the sub-advisory fee table in its entirety, and please replace with the following:

1 The fees for the Curian/PIMCO Total Return Fund are computed based on the combined market value of the Curian/PIMCO Total Return Fund and JNL/PIMCO Total Return Bond Fund (a series of JNL Series Trust) (together, the "Total Return Portfolios").  The Sub-Adviser will aggregate the assets of the Total Return Portfolios to derive an average fee to be applied to all amounts in the Curian/PIMCO Total Return Fund.  For the period September 2, 2015 through December 31, 2017, PIMCO has agreed to waive a portion of the fee for assets above $3 billion, such that the fee will be charged at an annual rate of (i) 0.25% of the average daily net assets for the first $1 billion; (ii) 0.20% of the average daily net assets for the next $2 billion; and (iii) 0.175% of the average daily net assets for all amounts thereafter.

This Supplement is dated September 3, 2015.

(To be used with Curian Series Trust Prospectus.)

Supplement Dated September 3, 2015
To The Statement of Additional Information
Dated February 27, 2015, as Supplemented

Curian Series Trust®

Please note that all changes are effective September 2, 2015, unless otherwise noted below.

On page 58, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers – Sub-Advisory Fees," please delete the row in the sub-advisory fee table for the Curian/PIMCO Total Return Fund in its entirety, and please replace it with the following row:

Fund	Assets	Fees
Curian/PIMCO Total Return Fund[1]	$0 to $1 billion Amounts over $1billion	0.25% 0.20%

On page 58, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers – Sub-Advisory Fees," please delete Footnote 1 to the sub-advisory fee table in its entirety, and please replace with the following:

1 The fees for the Curian/PIMCO Total Return Fund are computed based on the combined market value of the Curian/PIMCO Total Return Fund and JNL/PIMCO Total Return Bond Fund (a series of JNL Series Trust) (together, the "Total Return Portfolios").  The Sub-Adviser will aggregate the assets of the Total Return Portfolios to derive an average fee to be applied to all amounts in the Curian/PIMCO Total Return Fund.  For the period September 2, 2015 through December 31, 2017, PIMCO has agreed to waive a portion of the fee for assets above $3 billion, such that the fee will be charged at an annual rate of (i) 0.25% of the average daily net assets for the first $1 billion; (ii) 0.20% of the average daily net assets for the next $2 billion; and (iii) 0.175% of the average daily net assets for all amounts thereafter.

This supplement is dated September 3, 2015.

(To be used with Curian Series Trust SAI.)

CURIAN SERIES TRUST
7601 Technology Way, Denver, Colorado 80237
(877) 847-4143

September 3, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Curian Series Trust
File Nos: 333-170606 and 811-22495

Dear Sir/Madam:

We are transmitting herewith for filing through EDGAR, a supplement to the Prospectus and a supplement to the Statement of Additional Information for the above-referenced Registrant. This filing is being made pursuant to Rule 497(e) of the Securities Act of 1933.

If you have any questions, please contact me at 312-730-9721.

Sincerely,

/s/ Diana R. Gonzalez
Diana R. Gonzalez
Assistant Vice President

encs.